Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Debt instruments as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Floor Plan Facility	$248,792	$165,313
Notes payable	26,641	5,461
Finance leases	27,264	—
Total debt	302,697	170,774
Less: current portion	(253,923)	(166,370)
Less: debt issuance costs (1)	(305)	—
Long-term debt, net	$48,469	$4,404
(1) The debt issuance costs related to notes payable and finance leases are presented as a reduction of the carrying amount of the liabilities. Debt issuance costs related to revolving debt arrangements are presented within other current assets and other assets on the accompanying consolidated balance sheets.

Schedule of Future Minimum Principal Payments of Notes Payable
The following table summarizes the future minimum principal payments due in each period under the terms of the note payable agreements as of December 31, 2017 (in thousands):

Notes Payable
2018	$5,131
2019	6,269
2020	5,761
2021	5,720
2022	3,726
Thereafter	34
Total	$26,641